UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07145

T. Rowe Price International Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

International Stock Portfolio

(QAAGYX)

This annual shareholder report contains important information about International Stock Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Portfolio	$97	0.95%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a single-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed significantly to relative performance versus the MSCI All Country World Index ex USA Net mostly due to an overweight to the sector, which outpaced the benchmark, and positive stock selection. Taiwan Semiconductor Manufacturing Co. was a key contributor. Materials added value owing to an underweight to the sector, which lagged the benchmark with a negative return.

  Financials detracted substantially from relative performance due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. AIA Group, a Hong Kong-based life insurer focused on China and Southeast Asia, was a large detractor. Health care weighed on relative performance owing to negative stock selection and overweight to the sector, which trailed the benchmark with a negative return.

  The portfolio relies on a growth investing approach leveraging T. Rowe Price’s fundamental research platform to construct a diversified portfolio of companies that have the potential to achieve and sustain above-average, long-term earnings growth. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at the end of December due to positions in the semiconductors and semiconductor equipment industry. Conversely, the financials sector was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,636	10,349
2015	10,754	10,403
2015	9,528	9,137
2015	9,910	9,434
2016	9,890	9,398
2016	9,842	9,338
2016	10,558	9,983
2016	10,121	9,858
2017	11,135	10,633
2017	11,936	11,248
2017	12,511	11,941
2017	12,943	12,538
2018	12,965	12,390
2018	12,644	12,066
2018	12,659	12,151
2018	11,104	10,759
2019	12,543	11,868
2019	12,952	12,222
2019	12,824	12,002
2019	14,188	13,073
2020	11,100	10,020
2020	13,271	11,635
2020	14,070	12,362
2020	16,238	14,465
2021	16,704	14,971
2021	17,388	15,790
2021	16,742	15,319
2021	16,453	15,597
2022	15,250	14,748
2022	13,555	12,724
2022	12,188	11,464
2022	13,851	13,101
2023	15,136	14,001
2023	15,412	14,342
2023	14,509	13,801
2023	16,100	15,147
2024	16,733	15,857
2024	16,776	16,009
2024	18,138	17,300
2024	16,624	15,985

202501-4140694, 202502-4108635

E301-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Portfolio	3.25%	3.22%	5.21%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	4.10	4.80

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$229,895
  Number of Portfolio Holdings124
  Investment Advisory Fees Paid (000s)$1,858
  Portfolio Turnover Rate32.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	20.8%
Industrials & Business Services	17.3
Health Care	15.8
Financials	14.8
Consumer Discretionary	10.3
Consumer Staples	8.2
Communication Services	4.9
Energy	2.8
Materials	2.3
Other	2.8

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.5%
ASML Holding	2.4
Prosus	2.1
SAP	1.9
Canadian National Railway	1.9
Deutsche Telekom	1.8
Novo Nordisk	1.7
MercadoLibre	1.6
Constellation Software	1.5
Seven & i Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Portfolio

 (QAAGYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$26,450	$27,575
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
International Stock Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE International Stock Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 15 .01 $ 13 .04 $ 16 .01 $ 17 .08 $ 15 .62
Investment activities
Net investment income
(1)(2)
0 .09 0 .13 0 .11 0 .11 0 .08
Net realized and unrealized gain/loss 0 .40 1 .98 ( 2 .64 ) 0 .09 2 .17
Total from investment activities 0 .49 2 .11 ( 2 .53 ) 0 .20 2 .25
Distributions
Net investment income ( 0 .15 ) ( 0 .14 ) ( 0 .11 ) ( 0 .11 ) ( 0 .09 )
Net realized gain ( 0 .39 ) – ( 0 .33 ) ( 1 .16 ) ( 0 .70 )
Total distributions ( 0 .54 ) ( 0 .14 ) ( 0 .44 ) ( 1 .27 ) ( 0 .79 )
NET ASSET VALUE
End of period $ 14 .96 $ 15 .01 $ 13 .04 $ 16 .01 $ 17 .08
Ratios/Supplemental Data
Total return
(2)(3)
3 .25% 16 .24% ( 15 .81 ) % 1 .32% 14 .45%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .99% 1 .05% 1 .05% 1 .05% 1 .05%
Net expenses after waivers/payments by Price
Associates 0 .95% 0 .95% 0 .95% 0 .95% 0 .95%
Net investment income 0 .58% 0 .89% 0 .79% 0 .59% 0 .56%
Portfolio turnover rate 32 .9% 32 .9% 31 .1% 29 .1% 30 .6%
Net assets, end of period (in thousands) $ 229,895 $ 247,785 $ 223,011 $ 291,749 $ 300,544
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Globant (USD) (1) 3,900 836
MercadoLibre (USD) (1) 2,157 3,668
Total Argentina (Cost $3,554) 4,504
BRAZIL 1.1%
Common Stocks 1.1%
B3  738,533 1,227
Raia Drogasil  193,363 688
WEG  86,875 742
Total Brazil (Cost $3,174) 2,657
CANADA 9.8%
Common Stocks 9.8%
Canadian National Railway (USD)  43,213 4,386
Constellation Software  1,137 3,516
Constellation Software, Warrants,
3/31/40 (1)(2) 1,253 —
Definity Financial  29,755 1,210
Descartes Systems Group
(USD) (1) 13,438 1,527
Element Fleet Management  148,510 3,002
National Bank of Canada (3) 6,270 572
Shopify, Class A (USD) (1) 31,542 3,354
Suncor Energy (USD)  93,591 3,339
TMX Group  53,703 1,654
Total Canada (Cost $16,750) 22,560
CAYMAN ISLANDS 0.6%
Convertible Preferred
Stocks 0.6%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(2)(4) 5,545 1,500
Total Cayman Islands (Cost
$273) 1,500
CHINA 6.4%
Common Stocks 4.0%
58.com (USD) (1)(2) 65,164 —
BeiGene, ADR (USD) (1) 11,337 2,094
KE Holdings, ADR (USD)  151,803 2,796
PDD Holdings, ADR (USD) (1) 14,683 1,424
Shenzhou International Group
Holdings (HKD)  66,400 524
Tencent Holdings (HKD)  41,800 2,231
9,069
Shares $ Value
(Cost and value in $000s)
Common Stocks - China A
Shares 2.4%
Hongfa Technology, A Shares
(CNH)  113,500 495
Kweichow Moutai, A Shares
(CNH)  5,670 1,184
NARI Technology, A Shares
(CNH)  465,796 1,611
Shandong Pharmaceutical Glass,
A Shares (CNH)  196,100 693
Shenzhen Inovance Technology,
A Shares (CNH)  203,700 1,635
5,618
Total China (Cost $10,534) 14,687
DENMARK 2.3%
Common Stocks 2.3%
Genmab (1) 6,339 1,324
Novo Nordisk, ADR (USD)  45,009 3,871
Total Denmark (Cost $5,286) 5,195
FRANCE 6.7%
Common Stocks 6.7%
Capgemini  6,967 1,138
Dassault Aviation  11,517 2,353
Hermes International  592 1,420
LVMH Moet Hennessy Louis
Vuitton  2,520 1,658
Safran  15,273 3,347
Sartorius Stedim Biotech  13,574 2,650
Schneider Electric  3,981 991
Thales  13,397 1,924
Total France (Cost $11,056) 15,481
GERMANY 7.2%
Common Stocks 7.1%
Deutsche Telekom  139,590 4,183
Douglas (1) 38,673 808
Evotec (1)(3) 76,647 652
SAP  17,868 4,395
Schott Pharma (3) 25,751 678
Siemens  15,626 3,047
Siemens Healthineers  50,669 2,676
16,439
Preferred Stocks 0.1%
Sartorius (3) 915 203
203
Total Germany (Cost $14,093) 16,642

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group  249,000 1,789
Total Hong Kong (Cost $638) 1,789
INDIA 5.8%
Common Stocks 5.8%
Axis Bank  203,534 2,524
ICICI Bank  95,830 1,432
InterGlobe Aviation (1) 10,972 582
Kotak Mahindra Bank  95,610 1,990
Larsen & Toubro  49,455 2,079
NTPC  753,685 2,928
Reliance Industries  73,322 1,038
Varun Beverages  107,446 800
Total India (Cost $8,729) 13,373
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  3,659,900 2,194
Sarana Menara Nusantara  3,069,400 125
Telkom Indonesia Persero  10,052,200 1,682
Total Indonesia (Cost $2,709) 4,001
IRELAND 1.2%
Common Stocks 1.2%
ICON (USD) (1) 12,859 2,697
Total Ireland (Cost $3,390) 2,697
ITALY 1.2%
Common Stocks 1.2%
Banca Mediolanum  103,777 1,237
DiaSorin  15,011 1,548
Total Italy (Cost $2,481) 2,785
JAPAN 14.4%
Common Stocks 14.4%
Calbee  78,600 1,569
Chugai Pharmaceutical  68,500 3,020
Daiichi Sankyo  46,100 1,261
Disco  7,800 2,069
Hamamatsu Photonics  91,700 1,020
Hikari Tsushin (3) 7,200 1,563
Keyence  4,900 1,992
Kyushu Railway  51,600 1,258
Nextage (3) 72,100 643
Olympus  168,900 2,522
Persol Holdings  364,800 546
Shares $ Value
(Cost and value in $000s)
Recruit Holdings  45,600 3,170
Renesas Electronics  275,400 3,485
Seven & i Holdings  224,200 3,515
Shin-Etsu Chemical  69,500 2,289
Sony Group  148,900 3,138
Total Japan (Cost $27,954) 33,060
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  238,036 1,133
Total Mexico (Cost $1,274) 1,133
NETHERLANDS 7.9%
Common Stocks 7.9%
Adyen (1) 726 1,079
Argenx, ADR (USD) (1) 3,071 1,889
ASML Holding  7,819 5,477
CVC Capital Partners (1) 87,054 1,925
Heineken  29,028 2,069
ING Groep  59,807 937
Prosus  118,642 4,715
Total Netherlands (Cost
$11,060) 18,091
PHILIPPINES 0.8%
Common Stocks 0.8%
SM Investments  114,995 1,776
Total Philippines (Cost $1,806) 1,776
PORTUGAL 1.8%
Common Stocks 1.8%
Galp Energia  128,352 2,127
Jeronimo Martins  112,008 2,139
Total Portugal (Cost $3,286) 4,266
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Saudi National Bank  222,531 1,975
Total Saudi Arabia (Cost
$2,057) 1,975
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 14,663 1,556
Total Singapore (Cost $596) 1,556

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 1.2%
Common Stocks 1.2%
LG Chem  3,454 579
Samsung Electronics  60,005 2,141
Total South Korea (Cost $2,486) 2,720
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group, Class A  24,873 1,756
Total Spain (Cost $1,034) 1,756
SWEDEN 2.1%
Common Stocks 2.1%
Assa Abloy, Class B  54,713 1,616
Essity, Class B  117,754 3,149
Total Sweden (Cost $3,653) 4,765
SWITZERLAND 5.9%
Common Stocks 5.9%
Alcon  28,359 2,404
Cie Financiere Richemont, Class
A  17,854 2,701
Julius Baer Group  41,900 2,718
Nestle  26,412 2,167
Partners Group Holding  1,656 2,249
Sonova Holding  4,106 1,343
Total Switzerland (Cost $9,505) 13,582
TAIWAN 6.9%
Common Stocks 6.9%
Accton Technology  33,000 776
Taiwan Semiconductor
Manufacturing  463,000 15,047
Total Taiwan (Cost $1,858) 15,823
UNITED KINGDOM 5.9%
Common Stocks 5.9%
AstraZeneca, ADR (USD)  43,090 2,823
Bridgepoint Group  253,517 1,134
Experian  25,834 1,110
Hiscox  118,036 1,598
London Stock Exchange Group  11,810 1,667
Prudential  222,386 1,765
Smith & Nephew  125,717 1,558
Unilever (EUR)  32,369 1,844
13,499
Shares $ Value
(Cost and value in $000s)
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(2)(4) 5,222 79
79
Total United Kingdom (Cost
$11,684) 13,578
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21
- 11/4/21, Cost $470 (1)(2)(4) 276 365
Coupang (1) 43,287 951
Linde  2,801 1,173
Mastercard, Class A  1,486 783
Waste Connections  16,556 2,841
6,113
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition
Date: 11/4/21, Cost $27 (1)(2)(4) 16 21
21
Total United States (Cost
$3,608) 6,134
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  674,900 718
FPT  69,200 414
Total Vietnam (Cost $1,066) 1,132
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government
Reserve Fund, 4.53% (5)(6) 864,922 865
Total Short-Term Investments
(Cost $865) 865

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 1.5%
Money Market Funds 1.5%
T. Rowe Price Government
Reserve Fund, 4.53% (5)(6) 3,395,376 3,395
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 3,395
Total Securities Lending
Collateral (Cost $3,395) 3,395
Total Investments in Securities
101.6% of Net Assets
(Cost $169,854) $ 233,478
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,965 and represents 0.9% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley KE Holdings, Call, 1/17/25 @ $27.00 148 273 (2)
Morgan Stanley KE Holdings, Call, 1/17/25 @ $28.00 118 217 (3)
Morgan Stanley Sea, Call, 2/21/25 @ $130.00 10 106 (1)
Total Options Written (Premiums $(58)) $ (6)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ — $ — $ 203++
Totals $ —# $ — $ 203+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 10,703  ¤  ¤ $ 4,260
Total $ 4,260^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $203 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,260.

T. ROWE PRICE International Stock Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $169,854) $ 233,478
Foreign currency (cost $196) 195
Dividends receivable 153
Receivable for investment securities sold 77
Receivable for shares sold 64
Cash 21
Other assets 346
Total assets 234,334
Liabilities
Obligation to return securities lending collateral 3,395
Investment management fees payable 132
Payable for shares redeemed 118
Payable for investment securities purchased 101
Due to affiliates 9
Options written (premiums $58) 6
Other liabilities 678
Total liabilities 4,439
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 229,895
Net Assets Consist of:
Total distributable earnings (loss) $ 65,249
Paid-in capital applicable to 15,364,619 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 164,646
NET ASSETS $ 229,895
NET ASSET VALUE PER SHARE $ 14.96

T. ROWE PRICE International Stock Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $506) $ 3,811
Securities lending 14
Total income 3,825
Expenses
Investment management and administrative expenses
1
861
Investment management 1,101
Shareholder servicing 251
Prospectus and shareholder reports 16
Custody and accounting 166
Legal and audit 77
Directors 1
Miscellaneous 10
Waived / paid by Price Associates (104)
Total expenses 2,379
Net investment income 1,446
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (net of foreign taxes of $308) 11,134
Options written 102
Foreign currency transactions (49)
Net realized gain 11,187
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(210)) (4,027)
Options written 53
Other assets and liabilities denominated in foreign currencies (40)
Change in net unrealized gain / loss (4,014)
Net realized and unrealized gain / loss 7,173
INCREASE IN NET ASSETS FROM OPERATIONS
$ 8,619
1
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 7.

T. ROWE PRICE International Stock Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,446 $ 2,104
Net realized gain 11,187 7,179
Change in net unrealized gain / loss (4,014) 26,282
Increase in net assets from operations 8,619 35,565
Distributions to shareholders
Net earnings (8,018) (2,359)
Capital share transactions
*
Shares sold 11,299 13,703
Distributions reinvested 8,018 2,359
Shares redeemed (37,808) (24,494)
Decrease in net assets from capital share transactions (18,491) (8,432)
Net Assets
Increase (decrease) during period (17,890) 24,774
Beginning of period 247,785 223,011
End of period $ 229,895 $ 247,785
*Share information (000s)
Shares sold 715 969
Distributions reinvested 535 161
Shares redeemed (2,389) (1,729)
Decrease in shares outstanding (1,139) (599)

T. ROWE PRICE International Stock Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The International Stock Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE International Stock Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-
traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial

T. ROWE PRICE International Stock Portfolio

instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 42,008 $ 185,042 $ 365 $ 227,415
Convertible Preferred Stocks — — 1,600 1,600
Preferred Stocks — 203 — 203
Short-Term Investments 865 — — 865
Securities Lending Collateral 3,395 — — 3,395
Total $ 46,268 $ 185,245 $ 1,965 $ 233,478
Liabilities
Options Written $ — $ 6 $ — $ 6

T. ROWE PRICE International Stock Portfolio

fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2024, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements
(FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 6
Total $ 6
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 102
Total $ 102
Change in Unrealized
Gain (Loss)
Equity derivatives $ 53
Total $ 53

T. ROWE PRICE International Stock Portfolio

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral

T. ROWE PRICE International Stock Portfolio

in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, the value of loaned securities was $3,214,000; the value of cash collateral and related investments was $3,395,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $80,552,000 and $100,484,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 2,235 $ 2,359
Long-term capital gain 5,783 —
Total distributions $ 8,018 $ 2,359
($000s)
Cost of investments $ 171,363
Unrealized appreciation $ 79,303
Unrealized depreciation (17,858)
Net unrealized appreciation (depreciation) $ 61,445

T. ROWE PRICE International Stock Portfolio

At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended December 31, 2024, the fund utilized $1,507,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 1.05% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.95% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $82,000.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.95%.
The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price
Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently
($000s)
Undistributed ordinary income $ 181
Undistributed long-term capital gain 3,623
Net unrealized appreciation (depreciation) 61,445
Total distributable earnings (loss) $ 65,249

T. ROWE PRICE International Stock Portfolio

to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $22,000 for the period May 1, 2024 through December 31,
2024. Including this amount, expenses previously waived/paid by Price Associates in the amount of $22,000 remain subject to repayment by the fund at December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $83,000 for Price Associates and $4,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE International Stock Portfolio

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Stock Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price International Series, Inc. and Shareholders of T. Rowe Price International
Stock Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price International Stock Portfolio (constituting T. Rowe Price International Series, Inc., referred to hereafter as the "Fund")
as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended
December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE International Stock Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $5,783,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $3,225,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $16,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $2,163,000 and foreign taxes paid of $768,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E301-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025